Derivatives - Notional Amounts under Swaps Contracts (Detail) - MMBTU MMBTU in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contract notional amounts	13,387	10,929